					Remittance Dates:
				September 25, 2017 through October 23, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	September 25, 2017 through October 23, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$1,962,691.98	$1,953,869.68
2	Small General Service	$0.00500	per kWh	$159,453.88	$159,237.95
3	General Service	$0.00263	per kWh	$753,927.65	$753,650.2
4	Large General Service	$0.00159	per kWh	$191,769.49	$191,753.39
5	Large Industrial Power Service	$0.10931	per kW	$111,436.39	$111,429.82
6	Interruptible Service	$0.02288	per kW	$2,764.1	$2,764.1
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$8,195.01	$8,195.01
9	Street and Outdoor Lighting	$0.01382	per kWh	$108,932.89	$107,316.33
10	Total			$3,299,171.39	$3,288,216.48

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,288,216.48
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,288,216.48

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of October, 2017.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Stacey Lousteau
				Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
				October 23, 2017 through November 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	October 23, 2017 through November 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$2,085,455.08	$2,076,080.95
2	Small General Service	$0.00500	per kWh	$174,174.58	$173,938.75
3	General Service	$0.00263	per kWh	$838,477.37	$838,168.8
4	Large General Service	$0.00159	per kWh	$196,530.64	$196,514.15
5	Large Industrial Power Service	$0.10931	per kW	$99,232.52	$99,226.66
6	Interruptible Service	$0.02288	per kW	$3,300.85	$3,300.85
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$7,842.3	$7,842.3
9	Street and Outdoor Lighting	$0.01382	per kWh	$109,182.3	$107,562.02
10	Total			$3,514,195.64	$3,502,634.48

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,502,634.48
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,502,634.48

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of November, 2017.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Stacey Lousteau
				Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
				November 24, 2017 through December 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	November 24, 2017 through December 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$1,488,236.5	$1,481,546.9
2	Small General Service	$0.00500	per kWh	$148,640.45	$148,439.2
3	General Service	$0.00263	per kWh	$724,467.43	$724,200.84
4	Large General Service	$0.00159	per kWh	$185,843.2	$185,827.6
5	Large Industrial Power Service	$0.10931	per kW	$27,906.64	$27,904.99
6	Interruptible Service	$0.02288	per kW	$3,139.82	$3,139.82
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$(911.94)	$(911.94)
9	Street and Outdoor Lighting	$0.01382	per kWh	$109,170.44	$107,550.35
10	Total			$2,686,492.54	$2,677,697.76

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,677,697.76
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,677,697.76

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 14th day of December, 2017.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Stacey Lousteau
				Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
				December 26, 2017 through January 22, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	December 26, 2017 through January 22, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$1,467,776.29	$1,461,178.62
2	Small General Service	$0.00500	per kWh	$142,468.36	$142,275.47
3	General Service	$0.00263	per kWh	$677,308.8	$677,059.53
4	Large General Service	$0.00159	per kWh	$176,599.11	$176,584.26
5	Large Industrial Power Service	$0.10931	per kW	$190,640.14	$190,628.87
6	Interruptible Service	$0.02288	per kW	$2,783.69	$2,783.69
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$18,560.84	$18,560.84
9	Street and Outdoor Lighting	$0.01382	per kWh	$109,158.6	$107,538.69
10	Total			$2,785,295.83	$2,776,609.97

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,776,609.97
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,776,609.97

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of January, 2018.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Stacey Lousteau
				Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
				January 23, 2018 through February 22, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	January 23, 2018 through February 22, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$2,220,322.57	$2,210,342.22
2	Small General Service	$0.00500	per kWh	$197,936.67	$197,668.65
3	General Service	$0.00263	per kWh	$739,954.55	$739,682.26
4	Large General Service	$0.00159	per kWh	$181,588.63	$181,573.38
5	Large Industrial Power Service	$0.10931	per kW	$109,662.69	$109,656.22
6	Interruptible Service	$0.02288	per kW	$2,760.24	$2,760.24
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$7,572.63	$7,572.63
9	Street and Outdoor Lighting	$0.01382	per kWh	$110,276.05	$108,639.55
10	Total			$3,570,074.03	$3,557,895.15

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,557,895.15
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,557,895.15

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 15th day of February 2018.

				ENTERGY TEXAS, INC., as Servicer
				/s/ Steven C. McNeal
				Title: Vice President & Treasurer

					Remittance Dates:
				February 23, 2018 through March 22, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	February 23, 2018 through March 22, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$1,804,045.23	$1,795,936.04
2	Small General Service	$0.00500	per kWh	$176,019.06	$175,780.72
3	General Service	$0.00263	per kWh	$635,537.4	$635,303.53
4	Large General Service	$0.00159	per kWh	$170,626.87	$170,612.5
5	Large Industrial Power Service	$0.10931	per kW	$103,471.78	$103,465.68
6	Interruptible Service	$0.02288	per kW	$2,815.23	$2,815.23
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$9,429.04	$9,429.04
9	Street and Outdoor Lighting	$0.01382	per kWh	$105,411.13	$103,846.85
10	Total			$3,007,355.74	$2,997,189.59

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,997,189.59
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,997,189.59

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 13th day of March, 2018.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Title: Vice President & Treasurer